Commitments and Contingencies - Operating Leases (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014
Commitments and Contingencies Disclosure [Abstract]
2015	$ 1,282
2016	928
2017	483
Total minimum lease payments	$ 2,693